Current and Deferred Income Tax and Social Contribution (Tables)	12 Months Ended
Dec. 31, 2022
Current and Deferred Income Tax and Social Contribution
Schedule of reconciliation of income tax and social contribution expense
	As of December 31, 2022	As of December 31, 2021	As of December 31, 2020
Loss before income tax and social contribution for the year	(105,687)	(155,843)	(71,053)
Nominal statutory rate of income tax and social contribution	34%	34%	34%
IRPJ and CSLL calculated at the nominal rates	35,934	52,987	24,158
Share of loss equity-accounted investees	(1,534)	-	-
Permanent additions	(8,292)	(7,265)	1,246
Additional IRPJ	-	24	-
Difference in presumed profit rate of subsidiary	3,617	-	-
Tax Contingencies IRPJ and CSLL	23,703	-	-
Impairment write-off on tax loss carryforward	(2,314)	(8,657)	-
Total IRPJ and CSLL	51,114	37,089	25,404
Current IRPJ and CSLL in the result	10,668	(11,297)	7,874
Deferred IRPJ and CSLL in the result	40,446	48,386	17,530
	51,114	37,089	25,404
Effective tax rate of Income and social contribution tax benefit	48%	24%	36%

Schedule of changes in deferred income tax and social contribution assets and liabilities
	As of December 31, 2021	Effect on profit (loss)	As of December 31, 2022
Income tax/social contribution:
Income tax and social contribution losses carryforwards (ii)	307,319	114,921	422,240
Temporary Differences:
Impairment losses on trade receivables	13,010	7,461	20,471
Provision for obsolete inventories	(1,262)	4,608	3,346
Imputed interest on suppliers	(2,157)	(3,391)	(5,548)
Provision for risks of tax, civil and labor losses	20,025	420	20,445
Refund liabilities and right to returned goods	9,470	6,348	15,818
Lease Liabilities	6,660	1,276	7,936
Fair value adjustments on business combination and goodwill amortization (i)	(248,628)	(109,826)	(358,454)
Other temporary difference	25,968	18,628	44,596
Deferred Assets, net	130,405	40,446	170,851

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by Somos; (ii) amortization of fair value adjustment related to acquisition of the company; and (iii) deductibility of the acquisition goodwill for tax purposes as allowed by tax law.
(ii)	The Company’s income tax and social contribution loss carryforwards are primarily the result of tax amortization of goodwill and the amortization of certain intangibles recognized related to the business combination in 2018. In accordance with Brazilian tax regulation, tax loss carryforwards have a limitation for use of 30% of taxable profit generated in each year and do not expire. The tax benefit is expected to be realized over an estimated 6 year period beginning in 2026.
ii.  December 31, 2021 and 2020

Changes in deferred income tax and social contribution assets and liabilities are as follows:

	As of December 31, 2020	Effect on profit (loss)	Deferred tax on business combination	As of December 31, 2021
Income tax/social contribution:
Income tax and social contribution losses carryforwards	182,257	125,062	-	307,319
Temporary Differences:
Impairment losses on trade receivables	9,543	3,467	-	13,010
Provision for obsolete inventories	3,263	(4,525)	-	(1,262)
Imputed interest on suppliers	(744)	(1,413)	-	(2,157)
Provision for risks of tax, civil and labor losses	19,138	887	-	20,025
Refund liabilities and right to returned goods	10,903	(1,433)	-	9,470
Lease Liabilities	4,764	1,896	-	6,660
Fair value adjustments on business combination and goodwill amortization (i)	(150,598)	(90,588)	(7,442)	(248,628)
Other temporary difference	10,020	15,033	915	25,968
Deferred Assets, net	88,546	48,386	(6,527)	130,405

(i)	Goodwill and fair value adjustments on business combination comprise three components, being (i) goodwill and fair value adjustment of prior business combination by predecessor Somos Anglo; (ii) amortization of fair value adjustment related to acquisition of the predecessor Somos Anglo by the successor Vasta; and (iii) deductibility of the acquisition goodwill for tax purpose allowed by tax law.